Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

May 4, 2017

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:         Transamerica Life Insurance Company
Separate Account VUL 3
Transamerica JourneySM
(File No. 333-192793)

Dear Commissioners:

On behalf of Transamerica Life Insurance Company ("Transamerica") and the Separate Account VUL 3 (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information dated May 1, 2017 for certain deferred variable life policies offered by Transamerica through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 25, 2017 via EDGAR.

Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at 727- 299-1770, if you have any questions or concerns regarding this filing.

Sincerely,

/s/ Carol J. Parker
Carol J. Parker
Senior Registered Product Specialist
cc: Arthur D. Woods, Esq.